SHARE-BASED COMPENSATION - RSUs to Employees (Details) - RSUs - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SHARE-BASED COMPENSATION
Shares granted to employees	2,161,098	1,105,640	706,637
Weighted average grant date fair value	$ 26.10
Number of unvested awards outstanding	3,335,303	1,888,753
Total compensation cost at the date of grant	$ 55,822	$ 24,918	$ 12,179
Total recognized compensation cost	8,808	$ 12,350	$ 10,682
Total unrecognized share-based compensation costs	$ 22,002
Weighted-average period of recognition of compensation expense	2 years 4 months 6 days
Number of Shares
Unvested at the beginning of the period (in shares)	1,888,753
Granted (in shares)	2,161,098	1,105,640	706,637
Vested (in shares)	(562,376)
Forfeited (in shares)	(152,172)
Unvested at the end of the period (in shares)	3,335,303	1,888,753
Weighted Average Grant-Date Fair Value
Unvested at the beginning of the period (in dollars per share)	$ 19.78
Granted (in dollars per share)	26.10
Vested (in dollars per share)	17.11
Forfeited (in dollars per share)	22.04
Unvested at the end of the period (in dollars per share)	$ 24.23	$ 19.78
Total fair value of shares vested	$ 21,628	$ 14,420	$ 10,733
Employees
SHARE-BASED COMPENSATION
Shares granted to employees		2,096,000
Vesting percentage		50.00%
Weighted average grant date fair value		$ 25.69
Number of unvested awards outstanding	2,076,000
Number of Shares
Granted (in shares)		2,096,000
Unvested at the end of the period (in shares)	2,076,000
Weighted Average Grant-Date Fair Value
Granted (in dollars per share)		$ 25.69
Tranche one | Employees
SHARE-BASED COMPENSATION
Vesting percentage		25.00%
Tranche two | Employees
SHARE-BASED COMPENSATION
Vesting percentage		25.00%
Minimum
SHARE-BASED COMPENSATION
Grant period (in years)	1 year
Maximum
SHARE-BASED COMPENSATION
Grant period (in years)	4 years